Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended January 31, 2026

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.99%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.99%
Lord Abbett Developing Growth Fund, Inc. - Class I(c)	3,487,995	$122,847,189
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,116,743	64,306,629
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	5,323,872	127,772,921
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I(d)	2,441,542	60,135,174
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	5,964,787	127,765,742
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	6,246,581	125,931,076
Total Investments in Underlying Funds (cost $520,548,812)		628,758,731
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.05%

Repurchase Agreements 0.05%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $277,100 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $314,863; proceeds: $308,711 (cost $308,627)	$308,627	$308,627
Total Investments in Securities 100.04% (cost $520,857,439)		629,067,358
Other Assets and Liabilities – Net (0.04)%		(267,262)
Net Assets 100.00%		$628,800,096

(a)	These investments offer daily redemptions.
(b)	Affiliated funds.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$628,758,731	$–	$–	$628,758,731
Short-Term Investments
Repurchase Agreements	–	308,627	–	308,627
Total	$628,758,731	$308,627	$–	$629,067,358

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.93%

COMMON STOCKS 96.93%

Aerospace & Defense 3.07%
Carpenter Technology Corp.	4,663	$1,482,041
Howmet Aerospace, Inc.	15,600	3,246,048
Total		4,728,089

Automobiles 1.56%
Tesla, Inc.*	5,581	2,402,118

Biotechnology 8.26%
Abivax SA ADR*	8,624	958,558
Argenx SE ADR*	5,245	4,408,422
Cogent Biosciences, Inc.*	34,660	1,244,641
Madrigal Pharmaceuticals, Inc.*	3,449	1,687,630
Natera, Inc.*	19,195	4,436,732
Total		12,735,983

Broadline Retail 8.73%
Amazon.com, Inc.*	45,641	10,921,891
MercadoLibre, Inc. (Uruguay)*(a)	1,176	2,525,801
Total		13,447,692

Capital Markets 1.47%
Evercore, Inc. Class A	6,420	2,267,994

Communications Equipment 2.85%
Arista Networks, Inc.*	31,011	4,395,499

Construction & Engineering 6.04%
Comfort Systems USA, Inc.	4,371	4,992,119
EMCOR Group, Inc.	5,998	4,322,939
Total		9,315,058

Electrical Equipment 1.95%
GE Vernova, Inc.	4,128	2,998,455

Financial Services 1.32%
Affirm Holdings, Inc.*	33,814	2,038,984

Health Care Providers & Services 1.48%
Guardant Health, Inc.*	19,963	2,276,581
Investments	Shares	Fair Value
Information Technology Services 2.73%
Shopify, Inc. Class A (Canada)*(a)	32,081	$4,209,990

Interactive Media & Services 13.23%
Alphabet, Inc. Class A	36,848	12,454,624
Meta Platforms, Inc. Class A	6,025	4,316,913
Reddit, Inc. Class A*	20,075	3,618,920
Total		20,390,457

Pharmaceuticals 3.79%
Eli Lilly & Co.	4,335	4,496,045
Terns Pharmaceuticals, Inc.*	39,028	1,350,369
Total		5,846,414

Semiconductors & Semiconductor Equipment 22.05%
Advanced Micro Devices, Inc.*	15,379	3,640,671
Astera Labs, Inc.*	9,681	1,458,152
Broadcom, Inc.	16,352	5,417,417
Lam Research Corp.	9,878	2,306,118
NVIDIA Corp.	110,745	21,166,692
Total		33,989,050

Software 12.27%
AppLovin Corp. Class A*	6,953	3,289,534
Crowdstrike Holdings, Inc. Class A*	6,639	2,930,488
Microsoft Corp.	21,914	9,429,375
Palantir Technologies, Inc. Class A*	22,297	3,268,517
Total		18,917,914

Specialty Retail 2.59%
Carvana Co.*	9,955	3,993,050

Technology Hardware, Storage & Peripherals 3.54%
Apple, Inc.	21,053	5,462,833
Total Common Stocks (cost $111,186,327)		149,416,161

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND January 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.25%

Repurchase Agreements 2.25%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $3,451,100 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $3,534,287; proceeds: $3,465,810 (cost $3,464,871)	$3,464,871	$3,464,871
Total Investments in Securities 99.18% (cost $114,651,198)		152,881,032
Other Assets and Liabilities – Net 0.82%		1,256,419
Net Assets 100.00%		$154,137,451

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$149,416,161	$–	$–	$149,416,161
Short-Term Investments
Repurchase Agreements	–	3,464,871	–	3,464,871
Total	$149,416,161	$3,464,871	$–	$152,881,032

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.62%

COMMON STOCKS 98.62%

Aerospace & Defense 7.16%
Boeing Co.*	16,198	$3,785,796
RTX Corp.	20,362	4,091,337
Total		7,877,133

Banks 3.75%
JPMorgan Chase & Co.	13,492	4,127,068

Beverages 3.31%
Carlsberg AS Class B(a)	26,763	3,638,407

Biotechnology 3.20%
Gilead Sciences, Inc.	24,825	3,523,909

Building Products 3.52%
Allegion PLC (Ireland)(b)	23,442	3,877,072

Capital Markets 10.46%
Charles Schwab Corp.	35,088	3,646,345
KKR & Co., Inc.	29,336	3,351,931
SEI Investments Co.	51,334	4,509,692
Total		11,507,968

Construction Materials 3.58%
CRH PLC (Ireland)(b)	32,207	3,942,459

Consumer Staples Distribution & Retail 2.30%
BJ’s Wholesale Club Holdings, Inc.*	27,397	2,532,579

Electronic Equipment, Instruments & Components 2.41%
TD SYNNEX Corp.	16,738	2,655,819

Health Care Providers & Services 2.94%
Labcorp Holdings, Inc.	11,891	3,228,644

Insurance 7.39%
Aon PLC Class A (United Kingdom)(b)	12,928	4,520,146
Arch Capital Group Ltd.*	37,567	3,607,935
Total		8,128,081
Investments	Shares	Fair Value
Interactive Media & Services 4.95%
Alphabet, Inc. Class A	16,117	$5,447,546

Life Sciences Tools & Services 3.43%
IQVIA Holdings, Inc.*	16,369	3,767,325

Machinery 3.38%
Parker-Hannifin Corp.	3,977	3,721,836

Oil, Gas & Consumable Fuels 6.70%
Expand Energy Corp.	22,072	2,481,113
Permian Resources Corp.	115,337	1,860,386
Shell PLC ADR	39,357	3,031,670
Total		7,373,169

Pharmaceuticals 3.80%
Novartis AG ADR	28,080	4,174,934

Real Estate Management & Development 3.16%
CBRE Group, Inc. Class A*	20,392	3,473,369

Semiconductors & Semiconductor Equipment 7.02%
ASML Holding NV NY Reg Shares (Netherlands)(b)	2,360	3,358,280
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,219	4,369,673
Total		7,727,953

Software 3.10%
Microsoft Corp.	7,929	3,411,769

Specialty Retail 9.63%
Dick’s Sporting Goods, Inc.	16,404	3,313,608
Lowe’s Cos., Inc.	14,074	3,758,602
Ross Stores, Inc.	18,670	3,522,096
Total		10,594,306

Trading Companies & Distributors 3.43%
AerCap Holdings NV (Ireland)(b)	26,254	3,771,650
Total Common Stocks (cost $91,278,793)		108,502,996

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND January 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.66%

Repurchase Agreements 1.66%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $1,636,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $1,859,500; proceeds: $1,823,431 (cost $1,822,937)	$1,822,937	$1,822,937
Total Investments in Securities 100.28% (cost $93,101,730)		110,325,933
Other Assets and Liabilities – Net (0.28)%		(303,861)
Net Assets 100.00%		$110,022,072

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,638,407	$–	$3,638,407
Remaining Industries	104,864,589	–	–	104,864,589
Short-Term Investments
Repurchase Agreements	–	1,822,937	–	1,822,937
Total	$104,864,589	$5,461,344	$–	$110,325,933

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.16%

COMMON STOCKS 99.16%

Automobile Components 2.99%
LCI Industries	18,860	$2,766,573

Banks 11.26%
Axos Financial, Inc.*	22,223	2,199,855
Bancorp, Inc.*	26,404	1,569,454
Bank of NT Butterfield & Son Ltd.	40,504	2,098,107
Seacoast Banking Corp. of Florida	66,393	2,220,182
Wintrust Financial Corp.	15,725	2,319,280
Total		10,406,878

Building Products 4.34%
Griffon Corp.	31,871	2,595,893
UFP Industries, Inc.	13,716	1,416,588
Total		4,012,481

Capital Markets 4.52%
Affiliated Managers Group, Inc.	6,536	2,046,356
Marex Group PLC (United Kingdom)(a)	53,933	2,129,275
Total		4,175,631

Chemicals 4.97%
Avient Corp.	53,901	1,948,521
Element Solutions, Inc.	90,792	2,642,047
Total		4,590,568

Commercial Services & Supplies 2.62%
Brady Corp. Class A	28,030	2,423,754

Construction & Engineering 4.51%
Arcosa, Inc.	17,988	2,059,087
WillScot Holdings Corp.(b)	105,477	2,112,704
Total		4,171,791
Investments	Shares	Fair Value
Consumer Finance 3.35%
EZCORP, Inc. Class A*	67,280	$1,443,156
FirstCash Holdings, Inc.	9,709	1,655,385
Total		3,098,541

Consumer Staples Distribution & Retail 2.16%
PriceSmart, Inc.	14,067	2,000,468

Containers & Packaging 2.67%
TriMas Corp.	71,049	2,470,374

Electric: Utilities 2.35%
IDACORP, Inc.	16,328	2,168,195

Electronic Equipment, Instruments & Components 9.87%
Belden, Inc.	14,897	1,750,546
Crane NXT Co.	35,328	1,784,771
Littelfuse, Inc.	9,425	3,051,438
Vishay Precision Group, Inc.*	50,730	2,540,558
Total		9,127,313

Ground Transportation 2.61%
Landstar System, Inc.	16,147	2,411,716

Insurance 4.31%
TWFG, Inc.*	48,546	1,213,165
White Mountains Insurance Group Ltd.	1,355	2,770,880
Total		3,984,045

Leisure Products 2.40%
Callaway Golf Co.*	154,751	2,220,677

Life Sciences Tools & Services 5.66%
Azenta, Inc.*	49,143	1,910,680
Fortrea Holdings, Inc.*	197,315	3,316,865
Total		5,227,545

Machinery 2.01%
Worthington Enterprises, Inc.	33,408	1,856,483

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND January 31, 2026

Investments	Shares	Fair Value
Media 1.50%
Nexstar Media Group, Inc.	6,528	$1,386,417

Oil, Gas & Consumable Fuels 4.37%
Chord Energy Corp.	19,930	1,997,783
Gulfport Energy Corp.*	9,985	2,038,638
Total		4,036,421

Personal Care Products 2.02%
Interparfums, Inc.	19,177	1,871,100

Pharmaceuticals 2.02%
Phibro Animal Health Corp. Class A	46,394	1,862,719

Professional Services 4.62%
Genpact Ltd.	54,127	2,387,000
Maximus, Inc.	19,938	1,882,945
Total		4,269,945

Real Estate Management & Development 2.93%
Cushman & Wakefield Ltd.*	164,550	2,705,202

Semiconductors & Semiconductor Equipment 2.87%
Silicon Motion Technology Corp. ADR	22,330	2,655,707

Software 2.61%
Blackbaud, Inc.*	29,226	1,569,436
Commvault Systems, Inc.*	9,781	838,232
Total		2,407,668

Textiles, Apparel & Luxury Goods 1.61%
Samsonite Group SA†(c)	587,100	1,491,627

Trading Companies & Distributors 2.01%
Rush Enterprises, Inc. Class A	28,888	1,854,321
Total Common Stocks (cost $73,926,347)		91,654,160
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.10%

Repurchase Agreements 0.95%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $878,600 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $899,843; proceeds: $882,281 (cost $882,042)	$882,042	$882,042

Time Deposits 0.02%
CitiBank N.A.(d) (cost $13,404)	13,404	13,404

	Shares

Money Market Funds 0.13%
Fidelity Government Portfolio(d) (cost $120,639)	120,639	120,639
Total Short-Term Investments (cost $1,016,085)		1,016,085
Total Investments in Securities 100.26% (cost $74,942,432)		92,670,245
Other Assets and Liabilities – Net (0.26)%		(239,449)
Net Assets 100.00%		$92,430,796

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $1,491,627, which represents 1.61% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$1,491,627	$–	$1,491,627
Remaining Industries	90,162,533	–	–	90,162,533
Short-Term Investments
Repurchase Agreements	–	882,042	–	882,042
Time Deposits	–	13,404	–	13,404
Money Market Funds	120,639	–	–	120,639
Total	$90,283,172	$2,387,073	$–	$92,670,245

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.52%

COMMON STOCKS 99.52%

Aerospace & Defense 6.64%
Boeing Co.*	222,327	$51,962,267
General Dynamics Corp.	109,660	38,500,529
RTX Corp.	272,760	54,805,667
Total		145,268,463

Banks 6.33%
JPMorgan Chase & Co.	264,228	80,824,703
Wells Fargo & Co.	636,127	57,563,132
Total		138,387,835

Beverages 2.04%
Carlsberg AS Class B(a)	327,592	44,535,850

Biotechnology 3.62%
Gilead Sciences, Inc.	248,500	35,274,575
United Therapeutics Corp.*	93,798	44,037,223
Total		79,311,798

Building Products 1.87%
Allegion PLC (Ireland)(b)	247,974	41,012,420

Capital Markets 8.01%
Charles Schwab Corp.	383,155	39,817,468
KKR & Co., Inc.	247,189	28,243,815
Morgan Stanley	180,005	32,904,914
Nasdaq, Inc.	322,672	31,263,690
SEI Investments Co.	488,790	42,940,201
Total		175,170,088

Construction & Engineering 2.65%
AECOM	352,800	34,020,504
EMCOR Group, Inc.	33,115	23,866,974
Total		57,887,478

Construction Materials 1.74%
CRH PLC (Ireland)(b)	311,449	38,124,472

Consumer Finance 1.32%
American Express Co.	82,156	28,932,878
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.24%
BJ’s Wholesale Club Holdings, Inc.*	293,588	$27,139,275

Electric: Utilities 2.55%
Entergy Corp.	324,596	31,125,510
FirstEnergy Corp.	521,206	24,673,892
Total		55,799,402

Electronic Equipment, Instruments & Components 2.90%
Keysight Technologies, Inc.*	191,850	41,502,910
TD SYNNEX Corp.	137,846	21,872,025
Total		63,374,935

Health Care Providers & Services 3.65%
Labcorp Holdings, Inc.	141,119	38,316,631
McKesson Corp.	49,967	41,533,070
Total		79,849,701

Hotels, Restaurants & Leisure 1.36%
Booking Holdings, Inc.	5,940	29,710,930

Industrial REITS 1.57%
Prologis, Inc.	262,446	34,264,950

Insurance 8.59%
Aon PLC Class A (United Kingdom)(b)	117,441	41,062,071
Arch Capital Group Ltd.*	461,854	44,356,458
Arthur J Gallagher & Co.	127,232	31,727,844
Progressive Corp.	151,180	31,445,440
RenaissanceRe Holdings Ltd.	139,948	39,423,352
Total		188,015,165

Interactive Media & Services 5.00%
Alphabet, Inc. Class A	323,350	109,292,300

Life Sciences Tools & Services 1.75%
IQVIA Holdings, Inc.*	166,756	38,378,893

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND January 31, 2026

Investments	Shares	Fair Value
Machinery 3.08%
AGCO Corp.	250,620	$28,422,814
Parker-Hannifin Corp.	41,555	38,888,831
Total		67,311,645

Metals & Mining 1.77%
Steel Dynamics, Inc.	215,986	38,784,606

Multi-Utilities 1.45%
CMS Energy Corp.	443,540	31,708,675

Oil, Gas & Consumable Fuels 6.28%
Expand Energy Corp.	309,155	34,752,113
Permian Resources Corp.	1,842,490	29,719,364
Shell PLC ADR	591,637	45,573,798
Williams Cos., Inc.	404,970	27,238,282
Total		137,283,557

Pharmaceuticals 4.37%
Novartis AG ADR	299,670	44,554,936
Teva Pharmaceutical Industries Ltd. ADR*	1,495,400	50,963,232
Total		95,518,168

Real Estate Management & Development 1.73%
CBRE Group, Inc. Class A*	222,396	37,880,711

Semiconductors & Semiconductor Equipment 3.61%
ASML Holding NV NY Reg Shares (Netherlands)(b)	23,370	33,255,510
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	138,535	45,794,130
Total		79,049,640

Software 2.57%
Microsoft Corp.	130,563	56,179,953

Specialty Retail 7.27%
AutoZone, Inc.*	8,120	30,078,835
Dick’s Sporting Goods, Inc.	203,040	41,014,080
Investments	Shares	Fair Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	166,432	$44,447,330
Ross Stores, Inc.	230,380	43,461,187
Total		159,001,432

Technology Hardware, Storage & Peripherals 0.96%
NetApp, Inc.	218,891	21,090,148

Tobacco 1.72%
Philip Morris International, Inc.	209,710	37,630,362

Trading Companies & Distributors 1.88%
AerCap Holdings NV (Ireland)(b)	286,077	41,097,822
Total Common Stocks (cost $1,351,115,954)		2,176,993,552

	Principal Amount

SHORT-TERM INVESTMENTS 0.43%

Repurchase Agreements 0.43%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $9,586,200 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $9,698,358; proceeds: $9,510,628 (cost $9,508,053)	$9,508,053	9,508,053
Total Investments in Securities 99.95% (cost $1,360,624,007)		2,186,501,605
Other Assets and Liabilities – Net 0.05%		1,096,920
Net Assets 100.00%		$2,187,598,525

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$44,535,850	$–	$44,535,850
Remaining Industries	2,132,457,702	–	–	2,132,457,702
Short-Term Investments
Repurchase Agreements	–	9,508,053	–	9,508,053
Total	$2,132,457,702	$54,043,903	$–	$2,186,501,605

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 100.72%

COMMON STOCKS 100.72%

Australia 0.51%

Diversified REITS 0.42%
Charter Hall Group	99,339	$1,581,995

Health Care Technology 0.09%
Pro Medicus Ltd.	2,602	332,648
Total Australia		1,914,643

Austria 1.74%

Banks
BAWAG Group AG†	39,973	6,502,641

Brazil 1.04%

Broadline Retail
MercadoLibre, Inc.*	1,816	3,900,387

Canada 2.42%

Consumer Staples Distribution & Retail 1.64%
Alimentation Couche-Tard, Inc.	117,820	6,129,599

Information Technology Services 0.78%
Shopify, Inc. Class A*	22,317	2,928,343
Total Canada		9,057,942

China 4.71%

Beverages 0.44%
Kweichow Moutai Co. Ltd. Class A	8,081	1,629,055

Interactive Media & Services 1.24%
Tencent Holdings Ltd.	60,433	4,644,989

Marine Transportation 1.73%
SITC International Holdings Co. Ltd.	1,729,113	6,456,807
Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 1.30%
ANTA Sports Products Ltd.	488,600	$4,881,080
Total China		17,611,931

France 6.57%

Aerospace & Defense 0.84%
Safran SA	8,782	3,137,731

Building Products 0.14%
Cie de Saint-Gobain SA	5,181	511,393

Construction & Engineering 2.36%
Eiffage SA	59,563	8,833,628

Oil, Gas & Consumable Fuels 1.12%
Gaztransport Et Technigaz SA	19,479	4,196,719

Textiles, Apparel & Luxury Goods 2.11%
Kering SA	14,225	4,440,727
LVMH Moet Hennessy Louis Vuitton SE	5,346	3,450,331
		7,891,058
Total France		24,570,529

Ireland 0.70%

Trading Companies & Distributors
AerCap Holdings NV	18,122	2,603,406

Italy 1.78%

Passenger Airlines
Ryanair Holdings PLC	196,604	6,672,609

Japan 5.02%

Chemicals 1.08%
NOF Corp.	209,100	4,038,658

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electrical Equipment 1.37%
Fuji Electric Co. Ltd.	72,222	$5,144,562

Entertainment 0.18%
Nintendo Co. Ltd.	11,061	684,958

Health Care Equipment & Supplies 0.47%
Hoya Corp.	10,400	1,744,660

Health Care Technology 1.08%
M3, Inc.	327,300	4,038,565

Information Technology Services 0.14%
Obic Co. Ltd.	18,700	519,747

Specialty Retail 0.70%
USS Co. Ltd.	235,900	2,606,537
Total Japan		18,777,687

Mexico 2.03%

Banks
Grupo Financiero Banorte SAB de CV Class O	673,165	7,610,277

Peru 1.74%

Banks
Intercorp Financial Services, Inc.	132,709	6,500,087

Singapore 1.93%

Banks 1.58%
DBS Group Holdings Ltd.	127,400	5,921,852

Broadline Retail 0.35%
Sea Ltd. ADR*	11,273	1,313,192
Total Singapore		7,235,044
Investments	Shares	U.S. $ Fair Value
Spain 1.05%

Electric: Utilities
Iberdrola SA	172,897	$3,887,199
Iberdrola SA*	2,368	53,239
		3,940,438

Sweden 0.26%

Machinery
Volvo AB Class B	26,759	972,352

Switzerland 1.68%

Building Products 0.17%
Belimo Holding AG Registered Shares	599	655,172

Capital Markets 1.03%
Partners Group Holding AG	2,814	3,837,013

Health Care Equipment & Supplies 0.48%
Straumann Holding AG Registered Shares	14,892	1,791,057
Total Switzerland		6,283,242

Taiwan 8.00%

Communications Equipment 2.12%
Accton Technology Corp.	227,000	7,936,656

Semiconductors & Semiconductor Equipment 3.72%
Realtek Semiconductor Corp.	178,537	2,731,578
Taiwan Semiconductor Manufacturing Co. Ltd.	202,036	11,171,763
		13,903,341

Technology Hardware, Storage & Peripherals 2.16%
Asia Vital Components Co. Ltd.	178,000	8,086,983
Total Taiwan		29,926,980

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United Arab Emirates 1.45%

Banks
Abu Dhabi Islamic Bank PJSC	820,631	$5,442,543

United Kingdom 4.67%

Household Durables 1.68%
Persimmon PLC	326,350	6,284,595

Personal Care Products 0.39%
Unilever PLC	21,355	1,452,767

Tobacco 1.20%
Imperial Brands PLC	107,300	4,519,238

Trading Companies & Distributors 1.40%
Ashtead Group PLC	81,376	5,238,963
Total United Kingdom		17,495,563

United States 53.42%

Aerospace & Defense 0.65%
L3Harris Technologies, Inc.	5,569	1,909,332
TransDigm Group, Inc.	377	538,182
		2,447,514

Banks 2.91%
East West Bancorp, Inc.	58,231	6,663,956
JPMorgan Chase & Co.	13,832	4,231,070
		10,895,026

Biotechnology 1.00%
AbbVie, Inc.	16,853	3,758,388

Broadline Retail 4.26%
Amazon.com, Inc.*	66,693	15,959,635

Building Products 0.18%
Builders FirstSource, Inc.*	5,844	668,554

Capital Markets 4.21%
Ameriprise Financial, Inc.	2,308	1,216,755
Investments	Shares	U.S. $ Fair Value
United States (continued)
Charles Schwab Corp.	49,189	$5,111,721
LPL Financial Holdings, Inc.	10,711	3,904,159
Moody’s Corp.	1,970	1,015,653
SEI Investments Co.	51,423	4,517,511
		15,765,799

Construction Materials 0.40%
CRH PLC	12,201	1,493,524

Consumer Staples Distribution & Retail 1.58%
Dollar General Corp.	41,227	5,913,189

Distributors 0.20%
Pool Corp.	2,883	732,541

Electrical Equipment 2.18%
Nextpower, Inc. Class A*	69,518	8,139,863

Electronic Equipment, Instruments & Components 0.64%
Amphenol Corp. Class A	16,645	2,398,212

Entertainment 0.13%
Netflix, Inc.*	5,737	478,982

Financial Services 0.37%
Visa, Inc. Class A	4,331	1,393,846

Ground Transportation 1.37%
Uber Technologies, Inc.*	64,124	5,133,126

Health Care Equipment & Supplies 1.65%
Dexcom, Inc.*	33,419	2,440,924
IDEXX Laboratories, Inc.*	5,575	3,737,814
		6,178,738

Health Care Providers & Services 0.71%
McKesson Corp.	3,197	2,657,378

Health Care Technology 0.16%
Veeva Systems, Inc. Class A*	2,857	582,599

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)

Hotels, Restaurants & Leisure 0.46%
Domino’s Pizza, Inc.	4,152	$1,703,690

Information Technology Services 0.93%
Accenture PLC Class A	13,243	3,491,385

Insurance 1.00%
Aon PLC Class A	10,017	3,502,344
Progressive Corp.	1,075	223,600
		3,725,944

Interactive Media & Services 6.44%
Alphabet, Inc. Class A	55,426	18,733,988
Meta Platforms, Inc. Class A	7,504	5,376,616
		24,110,604

Life Sciences Tools & Services 1.16%
Thermo Fisher Scientific, Inc.	7,493	4,335,525

Oil, Gas & Consumable Fuels 0.72%
Cheniere Energy, Inc.	12,666	2,679,112

Pharmaceuticals 2.13%
Johnson & Johnson	35,058	7,966,931

Professional Services 0.15%
Booz Allen Hamilton Holding Corp.	6,509	575,526

Semiconductors & Semiconductor Equipment 9.00%
Broadcom, Inc.	24,723	8,190,730
KLA Corp.	2,389	3,411,349
NVIDIA Corp.	115,457	22,067,296
		33,669,375

Software 5.39%
Adobe, Inc.*	4,724	1,385,313
Datadog, Inc. Class A*	30,414	3,933,138
Intuit, Inc.	1,933	964,412
Microsoft Corp.	28,895	12,433,230
Salesforce, Inc.	6,914	1,467,773
		20,183,866
Investments	Shares	U.S. $ Fair Value
United States (continued)

Specialty Retail 3.44%
Carvana Co.*	10,244	$4,108,971
Lowe’s Cos., Inc.	4,924	1,315,003
Ulta Beauty, Inc.*	11,531	7,464,708
		12,888,682
Total United States		199,927,554
Total Common Stocks (cost $317,029,039)		376,945,855

	Principal Amount

SHORT-TERM INVESTMENTS 1.80%

Repurchase Agreements 1.80%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $6,047,800 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $6,871,405; proceeds: $6,738,291 (cost $6,736,466)	$6,736,466	6,736,466
Total Investments in Securities 102.52% (cost $323,765,505)		383,682,321
Other Assets and Liabilities – Net (2.52)%		(9,428,000)
Net Assets 100.00%		$374,254,321

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $6,502,641, which represents 1.74% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$1,914,643	$–	$1,914,643
Austria	–	6,502,641	–	6,502,641
Brazil	3,900,387	–	–	3,900,387
Canada	9,057,942	–	–	9,057,942
China	–	17,611,931	–	17,611,931
France	–	24,570,529	–	24,570,529
Ireland	2,603,406	–	–	2,603,406
Italy	–	6,672,609	–	6,672,609
Japan	–	18,777,687	–	18,777,687
Mexico	7,610,277	–	–	7,610,277
Peru	6,500,087	–	–	6,500,087
Singapore	1,313,192	5,921,852	–	7,235,044
Spain	–	3,940,438	–	3,940,438
Sweden	–	972,352	–	972,352
Switzerland	–	6,283,242	–	6,283,242
Taiwan	–	29,926,980	–	29,926,980
United Arab Emirates	–	5,442,543	–	5,442,543
United Kingdom	–	17,495,563	–	17,495,563
United States	199,927,554	–	–	199,927,554
Short-Term Investments
Repurchase Agreements	–	6,736,466	–	6,736,466
Total	$230,912,845	$152,769,476	$–	$383,682,321

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.75%

COMMON STOCKS 98.75%

Aerospace & Defense 5.42%
Carpenter Technology Corp.	170,710	$54,256,759
General Electric Co.	519,168	159,275,551
Howmet Aerospace, Inc.	482,254	100,347,412
Karman Holdings, Inc.*	341,348	35,431,922
L3Harris Technologies, Inc.	160,637	55,074,396
Total		404,386,040

Automobiles 1.31%
Tesla, Inc.*	227,786	98,041,372

Biotechnology 7.90%
Abivax SA ADR*	468,485	52,072,108
Argenx SE ADR*	170,296	143,133,788
Cogent Biosciences, Inc.*	1,268,989	45,569,395
Insmed, Inc.*	335,009	52,552,862
Madrigal Pharmaceuticals, Inc.*	102,377	50,094,090
Natera, Inc.*	812,955	187,906,418
Vertex Pharmaceuticals, Inc.*	122,278	57,458,432
Total		588,787,093

Broadline Retail 7.77%
Amazon.com, Inc.*	2,069,856	495,316,541
MercadoLibre, Inc. (Uruguay)*(a)	39,174	84,137,525
Total		579,454,066

Capital Markets 2.59%
Evercore, Inc. Class A	252,568	89,224,698
Interactive Brokers Group, Inc. Class A	740,147	55,422,207
Robinhood Markets, Inc. Class A*	487,582	48,504,657
Total		193,151,562
Investments	Shares	Fair Value
Communications Equipment 3.18%
Arista Networks, Inc.*	1,673,542	$237,207,843

Construction & Engineering 4.63%
Comfort Systems USA, Inc.	163,389	186,606,577
EMCOR Group, Inc.	219,570	158,250,686
Total		344,857,263

Electrical Equipment 2.04%
GE Vernova, Inc.	115,157	83,646,590
Vertiv Holdings Co. Class A	369,256	68,748,082
Total		152,394,672

Electronic Equipment, Instruments & Components 1.93%
Amphenol Corp. Class A	999,288	143,977,415

Entertainment 0.50%
Take-Two Interactive Software, Inc.*	169,077	37,247,663

Financial Services 1.51%
Affirm Holdings, Inc.*	1,872,593	112,917,358

Ground Transportation 0.76%
Uber Technologies, Inc.*	711,422	56,949,331

Health Care Equipment & Supplies 2.02%
IDEXX Laboratories, Inc.*	110,862	74,328,536
Intuitive Surgical, Inc.*	150,772	76,022,258
Total		150,350,794

Health Care Providers & Services 1.23%
Guardant Health, Inc.*	800,958	91,341,250

Hotels, Restaurants & Leisure 0.92%
Booking Holdings, Inc.	13,666	68,355,146

Information Technology Services 4.24%
Cloudflare, Inc. Class A*	439,675	77,976,361
Shopify, Inc. Class A (Canada)*(a)	1,309,075	171,789,913
Snowflake, Inc.*	342,850	66,067,195
Total		315,833,469

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND January 31, 2026

Investments	Shares	Fair Value
Interactive Media & Services 11.88%
Alphabet, Inc. Class A	1,575,257	$532,436,866
Meta Platforms, Inc. Class A	294,133	210,746,294
Reddit, Inc. Class A*	791,866	142,749,684
Total		885,932,844

Pharmaceuticals 2.71%
Eli Lilly & Co.	141,894	147,165,362
Terns Pharmaceuticals, Inc.*	1,588,735	54,970,231
Total		202,135,593

Semiconductors & Semiconductor Equipment 21.43%
Advanced Micro Devices, Inc.*	439,836	104,122,376
Analog Devices, Inc.	201,310	62,583,253
Astera Labs, Inc.*	355,683	53,572,974
Broadcom, Inc.	686,598	227,469,918
Lam Research Corp.	565,189	131,949,024
Micron Technology, Inc.	173,055	71,797,058
NVIDIA Corp.	4,951,141	946,311,579
Total		1,597,806,182

Software 8.85%
AppLovin Corp. Class A*	232,129	109,822,551
Crowdstrike Holdings, Inc. Class A*	238,442	105,249,491
Microsoft Corp.	741,482	319,052,290
Palantir Technologies, Inc. Class A*	858,867	125,901,314
Total		660,025,646

Specialty Retail 2.42%
Carvana Co.*	449,609	180,342,666

Technology Hardware, Storage & Peripherals 3.51%
Apple, Inc.	1,008,672	261,730,211
Total Common Stocks (cost $4,692,889,060)		7,363,225,479
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.35%

Repurchase Agreements 1.35%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $99,903,800 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $102,310,314; proceeds: $100,331,217 (cost $100,304,051)	$100,304,051	$100,304,051
Total Investments in Securities 100.10% (cost $4,793,193,111)		7,463,529,530
Other Assets and Liabilities – Net (0.10)%		(7,330,337)
Net Assets 100.00%		$7,456,199,193

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,363,225,479	$–	$–	$7,363,225,479
Short-Term Investments
Repurchase Agreements	–	100,304,051	–	100,304,051
Total	$7,363,225,479	$100,304,051	$–	$7,463,529,530

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.55%

COMMON STOCKS 95.55%

Australia 0.43%

Health Care Technology
Pro Medicus Ltd.	291	$37,202

Belgium 1.83%

Pharmaceuticals
UCB SA	522	159,067

Denmark 1.81%

Biotechnology
Ascendis Pharma AS ADR*	698	157,818

France 4.05%

Biotechnology 1.66%
Abivax SA ADR*	1,296	144,050

Health Care Equipment & Supplies 2.39%
EssilorLuxottica SA	681	208,179
Total France		352,229

Israel 1.16%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	2,957	100,775

Netherlands 4.62%

Biotechnology
Argenx SE*	406	341,387
Newamsterdam Pharma Co. NV*	1,944	60,497
		401,884

South Korea 0.71%

Life Sciences Tools & Services
Samsung Biologics Co. Ltd.†*	51	61,634
Investments	Shares	U.S. $ Fair Value
Switzerland 1.75%

Pharmaceuticals
Galderma Group AG	818	$152,474

United Kingdom 3.95%

Pharmaceuticals
AstraZeneca PLC	1,846	343,936

United States 75.24%

Biotechnology 30.11%
Arcellx, Inc.*	1,630	111,345
Arrowhead Pharmaceuticals, Inc.*	674	46,728
BeOne Medicines Ltd. Class H*	3,387	89,325
Bridgebio Pharma, Inc.*	2,278	176,021
Celcuity, Inc.*	1,169	127,912
CG oncology, Inc.*	1,604	83,488
Cogent Biosciences, Inc.*	4,983	178,940
Gilead Sciences, Inc.	2,647	375,742
Insmed, Inc.*	630	98,828
Madrigal Pharmaceuticals, Inc.*	350	171,258
Mineralys Therapeutics, Inc.*	3,220	99,466
Mirum Pharmaceuticals, Inc.*	1,651	170,416
Natera, Inc.*	1,151	266,042
Neurocrine Biosciences, Inc.*	428	58,234
Nuvalent, Inc. Class A*	520	53,503
ORIC Pharmaceuticals, Inc.*	3,130	32,114
PTC Therapeutics, Inc.*	1,401	105,818
Revolution Medicines, Inc.*	415	40,234
Rhythm Pharmaceuticals, Inc.*	942	96,574
United Therapeutics Corp.*	234	109,861
Vertex Pharmaceuticals, Inc.*	269	126,403
		2,618,252

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Equipment & Supplies 10.48%
Boston Scientific Corp.*	1,400	$130,942
Edwards Lifesciences Corp.*	1,235	100,480
IDEXX Laboratories, Inc.*	209	140,126
Insulet Corp.*	301	76,999
Intuitive Surgical, Inc.*	457	230,428
IRhythm Holdings, Inc.*	497	76,791
Stryker Corp.	186	68,738
TransMedics Group, Inc.*	650	87,084
		911,588

Health Care Providers & Services 11.56%
Cencora, Inc.	681	244,629
CVS Health Corp.	2,320	172,886
Encompass Health Corp.	677	63,997
GeneDx Holdings Corp.*	1,241	119,459
Guardant Health, Inc.*	2,459	280,424
Hinge Health, Inc. Class A*	1,788	62,401
RadNet, Inc.*	875	61,338
		1,005,134

Health Care Technology 0.81%
HeartFlow, Inc.*(a)	2,360	70,493

Life Sciences Tools & Services 5.02%
Adaptive Biotechnologies Corp.*	6,769	125,227
Repligen Corp.*	425	63,482
Thermo Fisher Scientific, Inc.	428	247,645
		436,354
Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 17.26%
Eli Lilly & Co.	775	$803,791
Johnson & Johnson	635	144,304
Nektar Therapeutics*	1,441	53,792
Novartis AG Registered Shares	604	89,615
Tarsus Pharmaceuticals, Inc.*	3,622	233,764
Terns Pharmaceuticals, Inc.*	5,083	175,872
		1,501,138
Total United States		6,542,959
Total Common Stocks (cost $5,681,499)		8,309,978

	Principal Amount

SHORT-TERM INVESTMENTS 4.98%

Repurchase Agreements 4.13%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $358,000 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $366,644; proceeds: $359,511 (cost $359,414)	$359,414	359,414

Time Deposits 0.09%
CitiBank N.A.(b) (cost $7,358)	7,358	7,358

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.76%
Fidelity Government Portfolio(b) (cost $66,226)	66,226	$66,226
Total Short-Term Investments (cost $432,998)		432,998
Total Investments in Securities 100.53% (cost $6,114,497)		8,742,976
Other Assets and Liabilities – Net (0.53)%		(46,470)
Net Assets 100.00%		$8,696,506

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $61,634, which represents 0.71% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$37,202	$–	$37,202
Belgium	–	159,067	–	159,067
Denmark	157,818	–	–	157,818
France	144,050	208,179	–	352,229
Israel	100,775	–	–	100,775
Netherlands	60,497	341,387	–	401,884
South Korea	–	61,634	–	61,634
Switzerland	–	152,474	–	152,474
United Kingdom	–	343,936	–	343,936
United States	6,364,019	178,940	–	6,542,959
Short-Term Investments
Repurchase Agreements	–	359,414	–	359,414
Time Deposits	–	7,358	–	7,358
Money Market Funds	66,226	–	–	66,226
Total	$6,893,385	$1,849,591	$–	$8,742,976

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.50%

COMMON STOCKS 97.50%

Australia 1.88%

Diversified REITS 0.60%
Charter Hall Group	240,251	$3,826,048

Metals & Mining 1.28%
BHP Group Ltd.	238,173	8,203,239
Total Australia		12,029,287

Austria 2.51%

Banks
BAWAG Group AG†	34,998	5,693,329
Erste Group Bank AG	79,560	10,343,508
		16,036,837

Belgium 0.57%

Pharmaceuticals
UCB SA	11,914	3,630,499

Brazil 1.07%

Broadline Retail 0.47%
MercadoLibre, Inc.*	1,397	3,000,463

Capital Markets 0.60%
B3 SA - Brasil Bolsa Balcao	1,247,880	3,829,416
Total Brazil		6,829,879

Canada 3.27%

Banks 1.27%
Toronto-Dominion Bank	86,290	8,064,676

Consumer Staples Distribution & Retail 0.47%
Alimentation Couche-Tard, Inc.	57,864	3,010,381
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Metals & Mining 0.82%
Kinross Gold Corp.	166,761	$5,251,505

Oil, Gas & Consumable Fuels 0.71%
Imperial Oil Ltd.	44,770	4,523,195
Total Canada		20,849,757

Chile 0.88%

Metals & Mining
Antofagasta PLC	112,750	5,586,934

China 4.34%

Broadline Retail 1.80%
Alibaba Group Holding Ltd.	539,600	11,479,220

Interactive Media & Services 2.03%
Tencent Holdings Ltd.	169,047	12,993,257

Pharmaceuticals 0.51%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*	370,600	3,248,748
Total China		27,721,225

Czech Republic 0.46%

Aerospace & Defense
CSG NV*	80,734	2,924,053

Denmark 0.92%

Banks
Danske Bank AS	115,283	5,873,442

France 7.29%

Aerospace & Defense 0.73%
Safran SA	13,043	4,660,149

Banks 1.19%
Societe Generale SA	86,772	7,603,781

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
France (continued)

Building Products 0.94%
Cie de Saint-Gobain SA	60,735	$5,994,876

Commercial Services & Supplies 0.59%
SPIE SA	68,310	3,742,969

Health Care Equipment & Supplies 0.96%
EssilorLuxottica SA	19,960	6,101,689

Oil, Gas & Consumable Fuels 0.67%
TotalEnergies SE	58,310	4,240,810

Personal Care Products 0.85%
L’Oreal SA	11,845	5,442,055

Textiles, Apparel & Luxury Goods 1.36%
Kering SA	9,486	2,961,317
LVMH Moet Hennessy Louis Vuitton SE	8,894	5,740,226
		8,701,543
Total France		46,487,872

Germany 6.96%

Aerospace & Defense 1.18%
Rheinmetall AG	3,561	7,545,211

Construction Materials 1.52%
Heidelberg Materials AG	35,417	9,699,675

Electrical Equipment 1.75%
Siemens Energy AG*	65,497	11,159,380

Health Care Providers & Services 0.44%
Fresenius SE & Co. KGaA	49,646	2,777,085

Industrial Conglomerates 0.81%
Siemens AG	17,118	5,175,287
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Insurance 1.26%
Allianz SE Registered Shares	18,317	$8,065,371
Total Germany		44,422,009

Greece 0.98%

Banks
Alpha Bank SA	1,301,558	6,230,506

Hong Kong 0.73%

Insurance
Prudential PLC	283,603	4,658,249

Hungary 1.15%

Banks
OTP Bank Nyrt	58,335	7,340,407

India 1.35%

Banks 0.49%
ICICI Bank Ltd. ADR	106,773	3,127,381

Wireless Telecommunication Services 0.86%
Bharti Airtel Ltd.	257,409	5,520,640
Total India		8,648,021

Ireland 1.89%

Banks 1.22%
AIB Group PLC	697,748	7,799,518

Trading Companies & Distributors 0.67%
AerCap Holdings NV	29,828	4,285,091
Total Ireland		12,084,609

Italy 1.84%

Banks 1.30%
UniCredit SpA	95,205	8,296,737

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Passenger Airlines 0.54%
Ryanair Holdings PLC	100,827	$3,422,002
Total Italy		11,718,739

Japan 15.69%

Automobiles 1.00%
Toyota Motor Corp.	281,100	6,371,268

Banks 2.39%
Mizuho Financial Group, Inc.	175,200	7,606,817
Sumitomo Mitsui Financial Group, Inc.	216,521	7,619,471
		15,226,288

Electrical Equipment 2.03%
Fuji Electric Co. Ltd.	59,700	4,252,587
Fujikura Ltd.	19,400	2,438,326
Mitsubishi Electric Corp.	200,900	6,280,514
		12,971,427

Electronic Equipment, Instruments & Components 0.70%
Murata Manufacturing Co. Ltd.	221,200	4,493,800

Entertainment 0.69%
Nintendo Co. Ltd.	71,100	4,402,903

Health Care Equipment & Supplies 0.87%
Hoya Corp.	33,100	5,552,718

Industrial Conglomerates 1.61%
Hitachi Ltd.	296,505	10,288,756

Information Technology Services 0.80%
NEC Corp.	150,900	5,115,456

Insurance 0.72%
Sompo Holdings, Inc.	133,900	4,617,476
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Machinery 1.74%
Ebara Corp.	127,600	$3,863,068
Mitsubishi Heavy Industries Ltd.	245,000	7,213,763
		11,076,831

Semiconductors & Semiconductor Equipment 1.03%
Disco Corp.	6,500	2,770,629
Tokyo Electron Ltd.	14,200	3,783,715
		6,554,344

Textiles, Apparel & Luxury Goods 0.43%
Asics Corp.	114,000	2,744,285

Tobacco 0.96%
Japan Tobacco, Inc.	169,600	6,129,626

Trading Companies & Distributors 0.72%
Marubeni Corp.	138,300	4,584,389
Total Japan		100,129,567

Netherlands 5.39%

Banks 0.98%
ING Groep NV	211,087	6,225,145

Biotechnology 0.70%
Argenx SE ADR*	5,325	4,475,662

Insurance 1.45%
NN Group NV	116,548	9,238,433

Semiconductors & Semiconductor Equipment 2.26%
ASML Holding NV	10,068	14,436,558
Total Netherlands		34,375,798

Peru 1.19%

Banks
Credicorp Ltd.	21,298	7,599,765

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Singapore 1.01%

Banks
DBS Group Holdings Ltd.	138,800	$6,451,751

South Korea 6.71%

Aerospace & Defense 1.06%
Hanwha Aerospace Co. Ltd.*	7,502	6,753,157

Banks 0.71%
KB Financial Group, Inc.	48,199	4,511,387

Semiconductors & Semiconductor Equipment 1.57%
SK Hynix, Inc.	16,020	10,002,520

Technology Hardware, Storage & Peripherals 2.73%
Samsung Electronics Co. Ltd.	157,963	17,450,917

Tobacco 0.64%
KT&G Corp.	38,273	4,092,132
Total South Korea		42,810,113

Spain 4.18%

Banks 1.64%
Banco Bilbao Vizcaya Argentaria SA	413,286	10,490,704

Electric: Utilities 1.30%
Iberdrola SA	363,780	8,178,772
Iberdrola SA*	4,920	110,615
		8,289,387

Information Technology Services 0.56%
Indra Sistemas SA	55,074	3,559,650

Specialty Retail 0.68%
Industria de Diseno Textil SA	66,172	4,305,818
Total Spain		26,645,559
Investments	Shares	U.S. $ Fair Value
Sweden 0.96%

Machinery
Sandvik AB	154,439	$6,098,232

Switzerland 2.10%

Electrical Equipment 1.12%
ABB Ltd. Registered Shares	83,255	7,168,091

Textiles, Apparel & Luxury Goods 0.98%
Cie Financiere Richemont SA Class A	32,142	6,239,069
Total Switzerland		13,407,160

Taiwan 6.44%

Electronic Equipment, Instruments & Components 0.81%
Delta Electronics, Inc.	135,000	5,151,912

Semiconductors & Semiconductor Equipment 5.26%
ASE Technology Holding Co. Ltd.	258,000	2,398,654
Taiwan Semiconductor Manufacturing Co. Ltd.	563,714	31,171,075
		33,569,729

Technology Hardware, Storage & Peripherals 0.37%
Asia Vital Components Co. Ltd.	52,000	2,362,490
Total Taiwan		41,084,131

United Kingdom 6.06%

Aerospace & Defense 0.54%
Babcock International Group PLC	173,013	3,411,199

Banks 1.69%
HSBC Holdings PLC	298,580	5,267,228
NatWest Group PLC	606,556	5,528,625
		10,795,853

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Capital Markets 0.74%
St. James’s Place PLC	227,034	$4,741,678

Personal Care Products 0.72%
Unilever PLC	67,063	4,562,254

Pharmaceuticals 1.47%
AstraZeneca PLC	50,419	9,393,772

Tobacco 0.90%
Imperial Brands PLC	136,196	5,736,274
Total United Kingdom		38,641,030

United States 9.68%

Biotechnology 0.48%
BeOne Medicines Ltd. Class H*	115,900	3,056,622

Construction Materials 2.51%
CRH PLC	43,477	5,306,559
Holcim AG	104,121	10,731,630
		16,038,189
Investments	Shares	U.S. $ Fair Value
United States (continued)

Electrical Equipment 1.55%
Schneider Electric SE	34,574	$9,912,429

Entertainment 0.37%
Spotify Technology SA*	4,751	2,377,163

Interactive Media & Services 0.67%
Alphabet, Inc. Class A	12,629	4,268,602

Oil, Gas & Consumable Fuels 1.13%
Shell PLC	187,108	7,192,337

Pharmaceuticals 2.31%
Novartis AG Registered Shares	54,915	8,147,726
Roche Holding AG	14,410	6,552,797
		14,700,523

Semiconductors & Semiconductor Equipment 0.66%
Broadcom, Inc.	12,755	4,225,732
Total United States		61,771,597
Total Common Stocks (cost $443,140,188)		622,087,028

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2026

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.67%

Repurchase Agreements 2.67%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $2,144,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; $14,585,000 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $17,373,159; proceeds: $17,036,905 (cost $17,032,292)	$17,032,292	$17,032,292
Total Investments in Securities 100.17% (cost $460,172,480)		639,119,320
Other Assets and Liabilities – Net (0.17)%		(1,063,487)
Net Assets 100.00%		$638,055,833

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $5,693,329, which represents 0.89% of net assets.
*	Non-income producing security.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$12,029,287	$–	$12,029,287
Austria	–	16,036,837	–	16,036,837
Belgium	–	3,630,499	–	3,630,499
Brazil	6,829,879	–	–	6,829,879
Canada	20,849,757	–	–	20,849,757
Chile	–	5,586,934	–	5,586,934
China	–	27,721,225	–	27,721,225
Czech Republic	2,924,053	–	–	2,924,053
Denmark	–	5,873,442	–	5,873,442
France	–	46,487,872	–	46,487,872
Germany	–	44,422,009	–	44,422,009
Greece	–	6,230,506	–	6,230,506
Hong Kong	–	4,658,249	–	4,658,249
Hungary	–	7,340,407	–	7,340,407
India	3,127,381	5,520,640	–	8,648,021
Ireland	4,285,091	7,799,518	–	12,084,609
Italy	–	11,718,739	–	11,718,739
Japan	–	100,129,567	–	100,129,567
Netherlands	4,475,662	29,900,136	–	34,375,798
Peru	7,599,765	–	–	7,599,765
Singapore	–	6,451,751	–	6,451,751
South Korea	–	42,810,113	–	42,810,113
Spain	–	26,645,559	–	26,645,559
Sweden	–	6,098,232	–	6,098,232
Switzerland	–	13,407,160	–	13,407,160
Taiwan	–	41,084,131	–	41,084,131
United Kingdom	–	38,641,030	–	38,641,030
United States	10,871,497	50,900,100	–	61,771,597
Short-Term Investments
Repurchase Agreements	–	17,032,292	–	17,032,292
Total	$60,963,085	$578,156,235	$–	$639,119,320

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.20%

COMMON STOCKS 98.20%

Australia 4.45%

Diversified REITS 1.02%
Charter Hall Group	215,000	$3,423,921

Metals & Mining 1.46%
Imdex Ltd.	1,900,000	4,911,186

Professional Services 1.65%
ALS Ltd.	325,000	5,541,726

Software 0.32%
IREN Ltd.*	20,000	1,074,800
Total Australia		14,951,633

Austria 1.86%

Banks 1.33%
BAWAG Group AG†	27,376	4,453,414

Construction Materials 0.53%
Wienerberger AG	54,500	1,801,471
Total Austria		6,254,885

Belgium 0.87%

Health Care REITS
Aedifica SA	33,000	2,905,915

Burkina Faso 1.41%

Metals & Mining
IAMGOLD Corp.*	260,000	4,718,246

Canada 12.56%

Capital Markets 0.85%
TMX Group Ltd.	77,000	2,842,720

Consumer Staples Distribution & Retail 0.51%
North West Co., Inc.	47,800	1,706,428
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Gas Utilities 1.03%
Brookfield Infrastructure Corp. Class A	71,989	$3,442,826

Metals & Mining 4.67%
Alamos Gold, Inc. Class A	28,929	1,072,050
Capstone Copper Corp.*	611,100	6,772,298
DPM Metals, Inc.	225,000	7,850,586
		15,694,934

Oil, Gas & Consumable Fuels 3.08%
NexGen Energy Ltd.*	250,000	3,139,573
PrairieSky Royalty Ltd.	187,000	4,070,562
Topaz Energy Corp.	146,000	3,130,907
		10,341,042

Retail REITS 1.30%
First Capital Real Estate Investment Trust	300,200	4,363,058

Trading Companies & Distributors 1.12%
Finning International, Inc.	60,000	3,762,641
Total Canada		42,153,649

France 7.31%

Aerospace & Defense 1.44%
LISI SA	76,000	4,818,156

Biotechnology 0.98%
Abivax SA ADR*	29,500	3,278,924

Commercial Services & Supplies 0.50%
Elis SA	58,000	1,683,998

Electronic Equipment, Instruments & Components 0.26%
Vusion	5,700	887,365

Hotels, Restaurants & Leisure 1.66%
Accor SA	50,000	2,719,056
Cie des Alpes	93,000	2,863,352
		5,582,408

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
France (continued)

Household Durables 0.54%
Kaufman & Broad SA	49,000	$1,823,204

Information Technology Services 0.48%
Sopra Steria Group	8,900	1,625,719

Oil, Gas & Consumable Fuels 0.99%
Gaztransport Et Technigaz SA	15,349	3,306,917

Software 0.46%
Planisware SA	64,781	1,539,673
Total France		24,546,364

Germany 7.58%

Capital Markets 1.54%
flatexDEGIRO SE	106,000	5,170,650

Chemicals 0.73%
Alzchem Group AG	13,400	2,449,719

Electrical Equipment 1.07%
Pfisterer Holding SE*	41,500	3,590,596

Machinery 2.32%
Deutz AG	195,000	2,497,112
JOST Werke SE†	25,000	1,854,284
RENK Group AG	53,500	3,444,431
		7,795,827

Media 0.34%
Stroeer SE & Co. KGaA	28,500	1,139,468

Real Estate Management & Development 0.32%
TAG Immobilien AG	62,433	1,059,197

Semiconductors & Semiconductor Equipment 0.44%
AIXTRON SE	65,000	1,491,188

Software 0.41%
Innoscripta SE*	12,867	1,368,095
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Wireless Telecommunication Services 0.41%
Freenet AG	38,579	$1,393,055
Total Germany		25,457,795

Greece 0.97%

Banks
Alpha Bank SA	682,221	3,265,764

Hong Kong 1.48%

Hotels, Restaurants & Leisure 0.40%
Melco Resorts & Entertainment Ltd. ADR*	220,000	1,333,200

Semiconductors & Semiconductor Equipment 1.08%
ASMPT Ltd.	273,200	3,643,389
Total Hong Kong		4,976,589

Ireland 0.41%

Banks
Permanent TSB Group Holdings PLC*	370,000	1,368,486

Israel 2.80%

Capital Markets
Tel Aviv Stock Exchange Ltd.	244,657	9,399,809

Italy 6.15%

Aerospace & Defense 1.20%
Avio SpA	97,622	4,017,810

Automobile Components 0.65%
Pirelli & C SpA†	290,000	2,183,761

Hotels, Restaurants & Leisure 0.83%
Lottomatica Group SpA	112,833	2,775,479

Leisure Products 1.15%
Technogym SpA†	185,000	3,863,335

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Machinery 0.98%
Interpump Group SpA	57,000	$3,306,857

Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA(a)	18,166	1,741,106

Transportation Infrastructure 0.82%
Enav SpA†	480,000	2,770,341
Total Italy		20,658,689

Japan 19.10%

Banks 1.73%
Mebuki Financial Group, Inc.	770,000	5,809,030

Beverages 1.68%
Coca-Cola Bottlers Japan Holdings, Inc.	253,000	5,643,590

Chemicals 0.63%
NOF Corp.	110,000	2,124,593

Commercial Services & Supplies 1.81%
Daiei Kankyo Co. Ltd.	156,000	4,114,556
Japan Elevator Service Holdings Co. Ltd.	187,000	1,968,936
		6,083,492

Electrical Equipment 1.16%
Furukawa Electric Co. Ltd.	44,500	3,876,348

Electronic Equipment, Instruments & Components 1.07%
Azbil Corp.	157,400	1,377,519
Taiyo Yuden Co. Ltd.	104,000	2,199,131
		3,576,650

Food Products 1.16%
Kewpie Corp.	139,000	3,893,545
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Hotels, Restaurants & Leisure 0.59%
McDonald’s Holdings Co. Japan Ltd.	46,000	$1,994,720

Information Technology Services 1.62%
NS Solutions Corp.	109,476	2,892,288
Simplex Holdings, Inc.	408,400	2,531,893
		5,424,181

Machinery 3.08%
Japan Steel Works Ltd.	60,500	3,348,835
Organo Corp.	66,200	6,990,149
		10,338,984

Real Estate Management & Development 1.15%
Tokyu Fudosan Holdings Corp.	417,800	3,868,624

Semiconductors & Semiconductor Equipment 1.16%
Kokusai Electric Corp.	64,000	2,657,043
SUMCO Corp.	117,000	1,221,482
		3,878,525

Software 0.27%
OBIC Business Consultants Co. Ltd.	20,600	912,540

Specialty Retail 0.56%
USS Co. Ltd.	170,000	1,878,386

Wireless Telecommunication Services 1.43%
Okinawa Cellular Telephone Co.	229,400	4,808,692
Total Japan		64,111,900

Mexico 0.43%

Consumer Finance
Gentera SAB de CV	512,820	1,430,532

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Netherlands 1.84%

Biotechnology 0.32%
Newamsterdam Pharma Co. NV*	35,000	$1,089,200

Insurance 0.52%
ASR Nederland NV	24,000	1,743,135

Semiconductors & Semiconductor Equipment 1.00%
BE Semiconductor Industries NV	17,183	3,344,556
Total Netherlands		6,176,891

New Zealand 0.94%

Transportation Infrastructure
Port of Tauranga Ltd.(a)	655,000	3,158,947

Peru 1.52%

Banks
Intercorp Financial Services, Inc.	104,356	5,111,357

South Africa 0.45%

Consumer Finance
Optasia Group*	1,090,909	1,496,528

South Korea 1.15%

Banks
BNK Financial Group, Inc.	335,000	3,860,242

Spain 3.00%

Air Freight & Logistics 1.20%
Logista Integral SA	111,000	4,048,912

Banks 1.04%
Unicaja Banco SA†	1,015,000	3,478,288

Machinery 0.76%
Fluidra SA	88,000	2,559,772
Total Spain		10,086,972
Investments	Shares	U.S. $ Fair Value
Sweden 0.38%

Commercial Services & Supplies
Loomis AB	30,468	$1,264,307

Switzerland 5.25%

Building Products 1.21%
Belimo Holding AG Registered Shares	3,700	4,046,974

Capital Markets 1.42%
EFG International AG	186,300	4,760,888

Electrical Equipment 1.13%
Huber & Suhner AG	18,800	3,802,386

Health Care Equipment & Supplies 1.01%
Medacta Group SA†	15,800	3,380,732

Machinery 0.48%
VAT Group AG†	2,500	1,616,666
Total Switzerland		17,607,646

Taiwan 2.75%

Electronic Equipment, Instruments & Components 1.58%
Chroma ATE, Inc.	173,000	5,312,205

Semiconductors & Semiconductor Equipment 0.84%
Visual Photonics Epitaxy Co. Ltd.	535,000	2,829,929

Technology Hardware, Storage & Peripherals 0.33%
AURAS Technology Co. Ltd.	38,000	1,087,323
Total Taiwan		9,229,457

United Kingdom 13.54%

Aerospace & Defense 0.93%
Chemring Group PLC	456,488	3,120,714

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Banks 1.17%
Shawbrook Group PLC†*	615,830	$3,943,701

Biotechnology 1.03%
Genus PLC	79,500	3,445,772

Capital Markets 1.04%
St. James’s Place PLC	167,000	3,487,849

Construction & Engineering 0.65%
Renew Holdings PLC	170,000	2,179,691

Construction Materials 1.45%
Breedon Group PLC	329,923	1,518,679
SigmaRoc PLC*	1,700,000	3,336,578
		4,855,257

Food Products 1.76%
Cranswick PLC	56,000	4,030,612
Premier Foods PLC	721,913	1,865,023
		5,895,635

Health Care Equipment & Supplies 0.50%
Convatec Group PLC†	530,000	1,671,789

Household Durables 0.74%
Persimmon PLC	129,000	2,484,182

Machinery 2.09%
IMI PLC	67,000	2,530,073
Rotork PLC	925,000	4,488,794
		7,018,867

Specialized REITS 0.29%
Big Yellow Group PLC	70,247	994,402

Textiles, Apparel & Luxury Goods 0.54%
Burberry Group PLC*	120,000	1,813,071
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 1.35%
Diploma PLC	43,500	$3,169,046
Howden Joinery Group PLC	120,000	1,374,709
		4,543,755
Total United Kingdom		45,454,685
Total Common Stocks (cost $253,535,175)		329,647,288

	Principal Amount

SHORT-TERM INVESTMENTS 1.65%

Repurchase Agreements 1.17%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $3,968,100 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $4,014,509; proceeds: $3,936,835 (cost $3,935,769)	$3,935,769	3,935,769

Time Deposits 0.05%
CitiBank N.A.(b) (cost $159,448)	159,448	159,448

	Shares

Money Market Funds 0.43%
Fidelity Government Portfolio(b) (cost $1,435,034)	1,435,034	1,435,034
Total Short-Term Investments (cost $5,530,251)		5,530,251
Total Investments in Securities 99.85% (cost $259,065,426)		335,177,539
Other Assets and Liabilities – Net 0.15%		498,411
Net Assets 100.00%		$335,675,950

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2026

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31,
2026, the total value of Rule 144A securities was $29,216,311, which represents 8.70% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$1,074,800	$13,876,833	$–	$14,951,633
Austria	–	6,254,885	–	6,254,885
Belgium	–	2,905,915	–	2,905,915
Burkina Faso	4,718,246	–	–	4,718,246
Canada	42,153,649	–	–	42,153,649
France	3,278,924	21,267,440	–	24,546,364
Germany	–	25,457,795	–	25,457,795
Greece	–	3,265,764	–	3,265,764
Hong Kong	1,333,200	3,643,389	–	4,976,589
Ireland	–	1,368,486	–	1,368,486
Israel	–	9,399,809	–	9,399,809
Italy	–	20,658,689	–	20,658,689
Japan	3,893,545	60,218,355	–	64,111,900
Mexico	1,430,532	–	–	1,430,532
Netherlands	1,089,200	5,087,691	–	6,176,891
New Zealand	–	3,158,947	–	3,158,947
Peru	5,111,357	–	–	5,111,357
South Africa	1,496,528	–	–	1,496,528
South Korea	–	3,860,242	–	3,860,242
Spain	–	10,086,972	–	10,086,972
Sweden	–	1,264,307	–	1,264,307
Switzerland	–	17,607,646	–	17,607,646
Taiwan	–	9,229,457	–	9,229,457
United Kingdom	7,327,403	38,127,282	–	45,454,685
Short-Term Investments
Repurchase Agreements	–	3,935,769	–	3,935,769
Time Deposits	–	159,448	–	159,448
Money Market Funds	1,435,034	–	–	1,435,034
Total	$74,342,418	$260,835,121	$–	$335,177,539

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.96%

COMMON STOCKS 97.96%

Australia 4.22%

Insurance 0.74%
QBE Insurance Group Ltd.	278,396	$3,815,632

Metals & Mining 3.48%
BHP Group Ltd.	456,624	15,727,205
Glencore PLC*	333,275	2,272,054
		17,999,259
Total Australia		21,814,891

Austria 3.22%

Banks 2.82%
BAWAG Group AG†	24,804	4,035,011
Erste Group Bank AG	81,246	10,562,703
		14,597,714

Construction Materials 0.40%
Wienerberger AG	62,215	2,056,487
Total Austria		16,654,201

Canada 2.79%

Banks 1.59%
Toronto-Dominion Bank	88,209	8,244,026

Oil, Gas & Consumable Fuels 1.20%
Pembina Pipeline Corp.	149,337	6,205,330
Total Canada		14,449,356

China 1.95%

Interactive Media & Services 0.98%
Tencent Holdings Ltd.	65,900	5,065,193

Marine Transportation 0.97%
SITC International Holdings Co. Ltd.	1,340,000	5,003,792
Total China		10,068,985
Investments	Shares	U.S. $ Fair Value
France 10.55%

Banks 2.45%
BNP Paribas SA	43,815	$4,737,822
Societe Generale SA	90,635	7,942,294
		12,680,116

Building Products 1.02%
Cie de Saint-Gobain SA	53,173	5,248,465

Construction & Engineering 1.54%
Eiffage SA	53,855	7,987,090

Diversified Telecommunication Services 1.34%
Orange SA	372,851	6,931,306

Gas Utilities 1.36%
Rubis SCA	173,992	7,045,469

Information Technology Services 0.90%
Capgemini SE	30,028	4,665,692

Insurance 1.09%
AXA SA	123,565	5,634,451

Media 0.85%
Publicis Groupe SA	43,873	4,385,030
Total France		54,577,619

Germany 5.44%

Automobiles 0.73%
Bayerische Motoren Werke AG(a)	36,701	3,779,479

Health Care Providers & Services 1.52%
Fresenius SE & Co. KGaA	140,426	7,855,114

Industrial Conglomerates 1.86%
Siemens AG	31,823	9,621,051

Pharmaceuticals 1.33%
Bayer AG Registered Shares	130,419	6,898,075
Total Germany		28,153,719

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Hong Kong 1.77%

Insurance 1.46%
Prudential PLC	458,859	$7,536,872

Machinery 0.31%
Techtronic Industries Co. Ltd.	117,500	1,604,051
Total Hong Kong		9,140,923

Ireland 3.06%

Banks 1.71%
AIB Group PLC	789,360	8,823,569

Trading Companies & Distributors 1.35%
AerCap Holdings NV	48,780	7,007,735
Total Ireland		15,831,304

Italy 5.70%

Banks 0.87%
Banca Monte dei Paschi di Siena SpA	433,866	4,500,838

Beverages 1.20%
Coca-Cola HBC AG Class DI	114,422	6,214,219

Electric: Utilities 2.21%
Enel SpA	1,033,462	11,418,254

Passenger Airlines 1.42%
Ryanair Holdings PLC	216,423	7,345,253
Total Italy		29,478,564

Japan 16.98%

Automobiles 3.27%
Subaru Corp.	232,500	4,991,347
Toyota Motor Corp.	525,100	11,901,647
		16,892,994
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Banks 3.39%
Mizuho Financial Group, Inc.	191,400	$8,310,187
Sumitomo Mitsui Financial Group, Inc.	261,789	9,212,472
		17,522,659

Electrical Equipment 1.49%
Fuji Electric Co. Ltd.	108,501	7,728,810

Electronic Equipment, Instruments & Components 1.25%
Murata Manufacturing Co. Ltd.	319,151	6,483,728

Industrial Conglomerates 0.96%
Hitachi Ltd.	142,350	4,939,560

Insurance 1.34%
Sompo Holdings, Inc.	201,381	6,944,525

Pharmaceuticals 0.71%
Otsuka Holdings Co. Ltd.	60,900	3,645,984

Technology Hardware, Storage & Peripherals 1.21%
FUJIFILM Holdings Corp.	314,500	6,282,219

Trading Companies & Distributors 2.20%
ITOCHU Corp.	381,575	4,885,142
Sumitomo Corp.	159,400	6,473,089
		11,358,231

Wireless Telecommunication Services 1.16%
KDDI Corp.	356,500	6,019,138
Total Japan		87,817,848

Mexico 1.29%

Banks
Grupo Financiero Banorte SAB de CV Class O	590,068	6,670,848

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Netherlands 5.49%

Banks 2.30%
ING Groep NV	404,078	$11,916,622

Chemicals 0.88%
Akzo Nobel NV	65,195	4,567,381

Insurance 2.31%
NN Group NV	150,469	11,927,256
Total Netherlands		28,411,259

South Africa 0.53%

Metals & Mining
Anglo American PLC	59,272	2,748,312

South Korea 3.05%

Banks 1.14%
KB Financial Group, Inc.	63,157	5,911,443

Technology Hardware, Storage & Peripherals 1.91%
Samsung Electronics Co. Ltd.	89,165	9,850,478
Total South Korea		15,761,921

Spain 3.07%

Banks 1.14%
CaixaBank SA	446,139	5,889,113

Electric: Utilities 1.55%
Iberdrola SA	357,020	8,026,788

Information Technology Services 0.38%
Indra Sistemas SA	30,219	1,953,173
Total Spain		15,869,074

Sweden 0.66%

Machinery
Volvo AB Class B	93,704	3,404,959
Investments	Shares	U.S. $ Fair Value
Switzerland 0.87%

Capital Markets
Julius Baer Group Ltd.	53,806	$4,494,430

Taiwan 1.10%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	103,514	5,723,900

United Kingdom 15.92%

Banks 6.27%
HSBC Holdings PLC	990,269	17,469,262
Lloyds Banking Group PLC	10,024,741	14,968,984
		32,438,246

Broadline Retail 0.61%
Next PLC	17,349	3,149,865

Capital Markets 0.89%
St. James’s Place PLC	219,409	4,582,428

Electric: Utilities 1.47%
SSE PLC	227,956	7,576,677

Health Care Equipment & Supplies 0.75%
Smith & Nephew PLC	228,847	3,900,299

Hotels, Restaurants & Leisure 0.31%
Entain PLC	195,367	1,620,809

Household Durables 1.33%
Persimmon PLC	357,772	6,889,696

Personal Care Products 1.66%
Unilever PLC	126,509	8,606,329

Pharmaceuticals 0.63%
Hikma Pharmaceuticals PLC	155,054	3,252,470

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Tobacco 2.00%
Imperial Brands PLC	245,153	$10,325,301
Total United Kingdom		82,342,120

United States 10.30%

Construction Materials 2.12%
CRH PLC	31,025	3,786,737
Holcim AG	69,549	7,168,335
		10,955,072

Food Products 0.20%
Nestle SA Registered Shares	11,024	1,051,982

Oil, Gas & Consumable Fuels 4.37%
BP PLC	1,068,733	6,776,362
Shell PLC ADR	205,307	15,814,798
		22,591,160

Pharmaceuticals 3.61%
Novartis AG Registered Shares	69,820	10,359,177
Roche Holding AG	18,285	8,314,913
		18,674,090
Total United States		53,272,304
Total Common Stocks (cost $383,398,858)		506,686,537
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.85%

Repurchase Agreements 2.09%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $10,753,700 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $11,012,735; proceeds: $10,799,711 (cost $10,796,787)	$10,796,787	$10,796,787

Time Deposits 0.07%
CitiBank N.A.(b) (cost $396,502)	396,502	396,502

	Shares

Money Market Funds 0.69%
Fidelity Government Portfolio(b) (cost $3,568,518)	3,568,518	3,568,518
Total Short-Term Investments (cost $14,761,807)		14,761,807
Total Investments in Securities 100.81% (cost $398,160,665)		521,448,344
Other Assets and Liabilities – Net (0.81)%		(4,181,243)
Net Assets 100.00%		$517,267,101

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $4,035,011, which represents 0.78% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$21,814,891	$–	$21,814,891
Austria	–	16,654,201	–	16,654,201
Canada	14,449,356	–	–	14,449,356
China	–	10,068,985	–	10,068,985
France	–	54,577,619	–	54,577,619
Germany	–	28,153,719	–	28,153,719
Hong Kong	–	9,140,923	–	9,140,923
Ireland	7,007,735	8,823,569	–	15,831,304
Italy	–	29,478,564	–	29,478,564
Japan	–	87,817,848	–	87,817,848
Mexico	6,670,848	–	–	6,670,848
Netherlands	–	28,411,259	–	28,411,259
South Africa	–	2,748,312	–	2,748,312
South Korea	–	15,761,921	–	15,761,921
Spain	–	15,869,074	–	15,869,074
Sweden	–	3,404,959	–	3,404,959
Switzerland	–	4,494,430	–	4,494,430
Taiwan	–	5,723,900	–	5,723,900
United Kingdom	–	82,342,120	–	82,342,120
United States	15,814,798	37,457,506	–	53,272,304
Short-Term Investments
Repurchase Agreements	–	10,796,787	–	10,796,787
Time Deposits	–	396,502	–	396,502
Money Market Funds	3,568,518	–	–	3,568,518
Total	$47,511,255	$473,937,089	$–	$521,448,344

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.68%

COMMON STOCKS 98.68%

Aerospace & Defense 6.90%
AAR Corp.*	15,537	$1,645,524
Mercury Systems, Inc.*	41,461	3,892,359
TAT Technologies Ltd. (Israel)*(a)	74,497	3,790,407
VSE Corp.	16,170	3,534,277
Total		12,862,567

Beverages 1.68%
Vita Coco Co., Inc.*	58,692	3,131,218

Biotechnology 20.11%
Arcellx, Inc.*	28,015	1,913,705
Celcuity, Inc.*	49,989	5,469,796
CG oncology, Inc.*	45,126	2,348,808
Cogent Biosciences, Inc.*	189,571	6,807,495
Dianthus Therapeutics, Inc.*	27,106	1,447,189
Forte Biosciences, Inc.*	6,993	204,685
Immunocore Holdings PLC ADR*	29,158	949,093
Mineralys Therapeutics, Inc.*	84,656	2,615,024
Mirum Pharmaceuticals, Inc.*	48,388	4,994,609
Newamsterdam Pharma Co. NV (Netherlands)*(a)	40,034	1,245,858
ORIC Pharmaceuticals, Inc.*	153,981	1,579,845
Praxis Precision Medicines, Inc.*	8,553	2,685,642
PTC Therapeutics, Inc.*	43,589	3,292,277
Rhythm Pharmaceuticals, Inc.*	18,597	1,906,565
Total		37,460,591

Broadline Retail 1.56%
Pattern Group, Inc. Class A*(b)	210,623	2,910,810
Investments	Shares	Fair Value
Capital Markets 2.51%
Miami International Holdings, Inc.*(b)	46,350	$1,934,185
Piper Sandler Cos.	7,900	2,736,165
Total		4,670,350

Communications Equipment 2.53%
Calix, Inc.*	59,088	2,639,461
Gilat Satellite Networks Ltd. (Israel)*(a)	107,596	2,075,527
Total		4,714,988

Construction & Engineering 6.95%
Argan, Inc.	3,008	1,044,107
Cardinal Infrastructure Group, Inc. Class A*	106,377	2,679,637
Legence Corp. Class A*	45,585	2,138,392
Primoris Services Corp.	25,297	3,750,280
Sterling Infrastructure, Inc.*	9,323	3,336,795
Total		12,949,211

Consumer Finance 0.92%
Dave, Inc.*(b)	10,523	1,722,510

Consumer Staples Distribution & Retail 0.53%
Chefs’ Warehouse, Inc.*	15,618	982,372

Diversified Consumer Services 2.35%
Lincoln Educational Services Corp.*	81,899	2,183,427
Universal Technical Institute, Inc.*	79,045	2,199,823
Total		4,383,250

Electrical Equipment 0.64%
Powell Industries, Inc.	2,677	1,187,490

Electronic Equipment, Instruments & Components 6.68%
Arlo Technologies, Inc.*	104,403	1,324,874
Bel Fuse, Inc. Class B	16,807	3,381,400
nLight, Inc.*	63,372	2,890,397
OSI Systems, Inc.*(b)	11,846	2,963,159
Ouster, Inc.*	90,483	1,884,761
Total		12,444,591

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2026

Investments	Shares	Fair Value
Entertainment 1.98%
IMAX Corp. (Canada)*(a)	49,269	$1,719,981
Sphere Entertainment Co.*	20,616	1,969,034
Total		3,689,015

Financial Services 1.30%
Paymentus Holdings, Inc. Class A*	90,686	2,424,037

Health Care Equipment & Supplies 4.53%
Artivion, Inc.*	94,563	3,855,334
Beta Bionics, Inc.*(b)	30,063	415,771
Ceribell, Inc.*	45,890	945,793
Kestra Medical Technologies Ltd.*	53,754	1,326,111
TransMedics Group, Inc.*	14,110	1,890,387
Total		8,433,396

Health Care Providers & Services 2.57%
Billiontoone, Inc. Class A*(b)	13,130	1,083,356
GeneDx Holdings Corp.*	19,646	1,891,124
Hinge Health, Inc. Class A*	24,374	850,653
Omada Health, Inc.*	64,112	958,474
Total		4,783,607

Health Care Technology 0.93%
HeartFlow, Inc.*(b)	58,380	1,743,811

Hotels, Restaurants & Leisure 1.58%
Black Rock Coffee Bar, Inc. Class A*(b)	24,736	368,814
Lindblad Expeditions Holdings, Inc.*	154,484	2,575,248
Total		2,944,062

Information Technology Services 3.28%
Applied Digital Corp.*(b)	157,350	5,331,018
Grid Dynamics Holdings, Inc.*	93,831	775,982
Total		6,107,000

Insurance 0.43%
Neptune Insurance Holdings, Inc. Class A*	31,435	801,593
Investments	Shares	Fair Value
Life Sciences Tools & Services 3.29%
Adaptive Biotechnologies Corp.*	331,189	$6,126,996

Machinery 3.41%
CECO Environmental Corp.*	56,025	3,777,766
Standex International Corp.	10,733	2,575,920
Total		6,353,686

Oil, Gas & Consumable Fuels 2.24%
Centrus Energy Corp. Class A*(b)	15,012	4,177,539

Pharmaceuticals 4.63%
Tarsus Pharmaceuticals, Inc.*	69,486	4,484,627
Terns Pharmaceuticals, Inc.*	119,779	4,144,353
Total		8,628,980

Professional Services 6.03%
BlackSky Technology, Inc.*(b)	92,596	2,043,594
Huron Consulting Group, Inc.*	14,352	2,425,488
Innodata, Inc.*(b)	30,199	1,674,233
Willdan Group, Inc.*	40,322	5,088,636
Total		11,231,951

Semiconductors & Semiconductor Equipment 1.31%
Aehr Test Systems*	40,876	1,048,061
Ambarella, Inc.*	21,755	1,393,190
Total		2,441,251

Software 4.24%
Agilysys, Inc.*	21,488	1,864,084
Red Violet, Inc.	27,393	1,245,834
Terawulf, Inc.*(b)	300,170	4,013,273
Zeta Global Holdings Corp. Class A*	41,773	776,142
Total		7,899,333

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2026

Investments	Shares	Fair Value
Specialty Retail 1.06%
ThredUp, Inc. Class A*	208,395	$1,058,647
Warby Parker, Inc. Class A*	36,228	924,176
Total		1,982,823

Tobacco 0.52%
Turning Point Brands, Inc.	7,947	962,779

Trading Companies & Distributors 1.99%
Xometry, Inc. Class A*	64,848	3,704,766
Total Common Stocks (cost $130,594,455)		183,856,573

	Principal Amount

SHORT-TERM INVESTMENTS 13.47%

Repurchase Agreements 1.15%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $2,134,200 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $2,185,691; proceeds: $2,143,250 (cost $2,142,670)	$2,142,670	2,142,670

Time Deposits 1.23%
CitiBank N.A.(c) (cost $2,295,513)	2,295,513	2,295,513
Investments	Shares	Fair Value
Money Market Funds 11.09%
Fidelity Government Portfolio(c) (cost $20,659,615)	20,659,615	$20,659,615
Total Short-Term Investments (cost $25,097,798)		25,097,798
Total Investments in Securities 112.15% (cost $155,692,253)		208,954,371
Other Assets and Liabilities – Net (12.15)%		(22,640,503)
Net Assets 100.00%		$186,313,868

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$183,856,573	$–	$–	$183,856,573
Short-Term Investments
Repurchase Agreements	–	2,142,670	–	2,142,670
Time Deposits	–	2,295,513	–	2,295,513
Money Market Funds	20,659,615	–	–	20,659,615
Total	$204,516,188	$4,438,183	$–	$208,954,371

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.88%

COMMON STOCKS 99.88%

Aerospace & Defense 1.67%
Curtiss-Wright Corp.	28,329	$18,603,371

Banks 5.14%
East West Bancorp, Inc.	189,109	21,641,634
First BanCorp	782,589	17,310,869
Wintrust Financial Corp.	124,385	18,345,543
Total		57,298,046

Beverages 1.65%
Coca-Cola Consolidated, Inc.	121,037	18,404,886

Biotechnology 1.83%
United Therapeutics Corp.*	43,500	20,422,815

Building Products 4.38%
A.O. Smith Corp.	230,004	16,902,994
Allegion PLC (Ireland)(a)	97,579	16,138,591
Builders FirstSource, Inc.*	137,489	15,728,741
Total		48,770,326

Capital Markets 9.16%
Affiliated Managers Group, Inc.	53,691	16,810,115
Cboe Global Markets, Inc.	79,900	21,178,294
Moelis & Co. Class A	270,952	19,419,130
SEI Investments Co.	324,895	28,542,026
TPG, Inc.	272,179	16,034,065
Total		101,983,630

Chemicals 2.65%
Avient Corp.	451,736	16,330,256
Element Solutions, Inc.	452,019	13,153,753
Total		29,484,009

Commercial Services & Supplies 1.80%
Brady Corp. Class A	231,634	20,029,392
Investments	Shares	Fair Value
Construction & Engineering 2.38%
AECOM	140,229	$13,522,283
EMCOR Group, Inc.	17,977	12,956,563
Total		26,478,846

Construction Materials 0.91%
Eagle Materials, Inc.	49,799	10,149,534

Consumer Staples Distribution & Retail 1.34%
BJ’s Wholesale Club Holdings, Inc.*	161,176	14,899,110

Electric: Utilities 1.86%
IDACORP, Inc.	155,791	20,687,487

Electronic Equipment, Instruments & Components 8.16%
Advanced Energy Industries, Inc.	65,543	16,737,060
Belden, Inc.	184,595	21,691,758
Jabil, Inc.	49,571	11,757,746
Littelfuse, Inc.	74,510	24,123,358
TD SYNNEX Corp.	104,090	16,515,960
Total		90,825,882

Energy Equipment & Services 1.99%
TechnipFMC PLC (United Kingdom)(a)	398,639	22,212,165

Ground Transportation 1.19%
Landstar System, Inc.	88,974	13,289,157

Health Care Equipment & Supplies 2.01%
Globus Medical, Inc. Class A*	246,697	22,370,484

Health Care Providers & Services 1.43%
Labcorp Holdings, Inc.	58,776	15,958,860

Hotels, Restaurants & Leisure 2.76%
Expedia Group, Inc.	43,325	11,474,193
Texas Roadhouse, Inc.	106,940	19,234,228
Total		30,708,421

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND January 31, 2026

Investments	Shares	Fair Value
Industrial REITS 1.48%
First Industrial Realty Trust, Inc.	283,226	$16,435,605

Insurance 6.45%
American Financial Group, Inc.	165,231	21,524,642
RenaissanceRe Holdings Ltd.	50,232	14,150,354
Ryan Specialty Holdings, Inc.	303,057	14,631,592
White Mountains Insurance Group Ltd.	10,534	21,541,293
Total		71,847,881

Leisure Products 2.97%
Acushnet Holdings Corp.	193,834	18,790,268
YETI Holdings, Inc.*	311,909	14,257,360
Total		33,047,628

Life Sciences Tools & Services 3.97%
Azenta, Inc.*	373,746	14,531,245
Bio-Techne Corp.	272,571	17,469,075
Repligen Corp.*	82,110	12,264,771
Total		44,265,091

Machinery 7.27%
AGCO Corp.	153,126	17,366,020
Crane Co.	102,341	18,691,560
Lincoln Electric Holdings, Inc.	98,176	26,051,001
Mueller Industries, Inc.	138,735	18,887,383
Total		80,995,964

Metals & Mining 1.15%
Reliance, Inc.	38,911	12,821,175

Multi-Utilities 1.49%
CMS Energy Corp.	232,811	16,643,658

Oil, Gas & Consumable Fuels 3.24%
Expand Energy Corp.	161,508	18,155,115
Permian Resources Corp.	1,108,901	17,886,573
Total		36,041,688
Investments	Shares	Fair Value
Personal Care Products 1.00%
Interparfums, Inc.	113,695	$11,093,221

Professional Services 4.77%
CACI International, Inc. Class A*	42,288	26,243,087
Genpact Ltd.	392,327	17,301,621
Paylocity Holding Corp.*	71,135	9,601,802
Total		53,146,510

Semiconductors & Semiconductor Equipment 4.65%
Nova Ltd. (Israel)*(a)	29,060	13,304,830
Silicon Motion Technology Corp. ADR	324,032	38,537,126
Total		51,841,956

Software 4.02%
Commvault Systems, Inc.*	115,228	9,875,040
Descartes Systems Group, Inc. (Canada)*(a)	238,052	17,796,767
Docusign, Inc.*	172,429	9,059,420
Pegasystems, Inc.	183,221	8,004,925
Total		44,736,152

Specialty Retail 1.69%
Dick’s Sporting Goods, Inc.	93,136	18,813,472

Textiles, Apparel & Luxury Goods 1.53%
Ralph Lauren Corp.	48,260	17,055,567

Trading Companies & Distributors 1.89%
AerCap Holdings NV (Ireland)(a)	146,370	21,027,514
Total Common Stocks (cost $806,111,235)		1,112,389,503

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND January 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.30%

Repurchase Agreements 0.30%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $3,421,100 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $3,461,196; proceeds: $3,394,062 (cost $3,393,143)	$3,393,143	$3,393,143
Total Investments in Securities 100.18% (cost $809,504,378)		1,115,782,646
Other Assets and Liabilities – Net (0.18)%		(2,056,506)
Net Assets 100.00%		$1,113,726,140

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,112,389,503	$–	$–	$1,112,389,503
Short-Term Investments
Repurchase Agreements	–	3,393,143	–	3,393,143
Total	$1,112,389,503	$3,393,143	$–	$1,115,782,646

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of January 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received
Focused Small Cap Value Fund	$127,851	$134,043	$–
Health Care Fund	69,776	73,584	–
International Opportunities Fund	1,541,133	1,594,482	–
International Value Fund	3,741,582	3,965,020	–
Micro Cap Growth Fund	20,618,373	22,955,128	–
Value Opportunities Fund	615,348	–	700,552

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2026:

Affiliated funds	Value at 10/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 1/31/2026	Shares as of 1/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc.-Class I	$130,302,038	$44,453	$(8,667,486)	$2,430,001	$(1,261,817)	$122,847,189	3,487,995	$3,304	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund-Class I	59,224,467	2,666,137	(1,485,447)	(90,066)	3,991,538	64,306,629	2,116,743	76,465	2,589,672
Lord Abbett Securities Trust - International Opportunities Fund-Class I	118,931,703	2,289,331	(909,539)	262,996	7,198,430	127,772,921	5,323,872	2,100,793	–
Lord Abbett Securities Trust - Micro Cap Growth Fund-Class I	68,508,557	46,124	(7,127,678)	3,113,042	(4,404,871)	60,135,174	2,441,542	4,975	–
Lord Abbett Research Fund, Inc. - Small Cap Value Fund-Class I	118,128,818	5,785,195	(1,922,824)	(310,020)	6,084,573	127,765,742	5,964,787	476,903	5,308,291
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	118,151,820	6,863,379	(1,031,430)	(4,487)	1,951,794	125,931,076	6,246,581	548,880	6,314,499
Total	$613,247,403	$17,694,619	$(21,144,404)	$5,401,466	$13,559,647	$628,758,731		$3,211,320	$14,212,462

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2026, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.54%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.23%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.32%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.56%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.32%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.03%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-SET-1Q (03/26)